SHARE-BASED COMPENSATION - Share Option Award Plan (Details) shares in Millions	9 Months Ended
Sep. 30, 2017 CAD shares $ / CAD
Share-Based Payment Arrangements [Abstract]
Outstanding, beginning of the period (in shares) | shares	6.0
Granted (in shares) | shares	1.6
Exercised (in shares) | shares	(0.2)
Forfeited (in shares) | shares	(0.5)
Outstanding, end of the period (in shares) | shares	6.9
Exercisable, end of the period (in shares) | shares	3.4
Outstanding, beginning of the period (C$ per share) | CAD	CAD 7.79
Granted (C$ per share) | CAD	5.24
Exercised (C$ per share) | CAD	5.26
Forfeited (C$ per share) | CAD	12.22
Outstanding, end of the period (C$ per share) | CAD	7.03
Exercisable, end of the period (C$ per share) | CAD	CAD 9.72
Closing foreign exchange rate | $ / CAD	0.7992